Capital Stock Transactions	12 Months Ended
Dec. 31, 2013
Capital Stock Transactions [Abstract]
Capital Stock Repurchase Plan Transactions

20.  Capital Stock Transactions

 On February 20, 2013, our Board of Directors authorized an additional $100 million for stock repurchase under the February 2011 repurchase program.  On November 7, 2011 our Board of Directors authorized an additional $100 million of stock repurchases under the February 2011 repurchase program. On February 22, 2011, our Board of Directors authorized $100 million of stock repurchases under the February 2011 repurchase program.  We repurchased the following capital stock:

	For the Years Ended December 31,
	2013	2012	2011
Shares repurchased	1,356,344	932,706	2,602,513
Weighted average price per share	$68.50	$64.87	$55.28